Income tax (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of income tax
	For the six months ended June 30,
(SEK in thousand)	2026	2025
Current income tax expense	(1,145)	(129)
Deferred tax benefit	3,783	732
	2,637	604